Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Restructuring provisions - in the opening balance	€ 117	€ 216	€ 389
Additions with impact on income statement	277	12	97
Reversals releases with impact on income statement	(17)	(17)	(13)
Discounting with impact on income statement	(1)	4	1
Utilizations without impact on income statement	(191)	(95)	(124)
Translation adjustment	0	(3)	1
Reclassifications and other items	(1)		(135)
Restructuring provisions - in the closing balance	€ 185	€ 117	€ 216